UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2010 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [x] is a restatement.
				 [ ] add new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Intrepid Capital Management, Inc.
Address: 1400 Marsh Landing Pkwy
	 Suite 106
	 Jacksonville Beach, FL 32250
13F File Number:  801-47894
The institutional investment manager filing this report
and the person by whom it is signed hereby represent
that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and
tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:
Name: 	Erika Sharp
Title:	Client Liaison
Phone: 	904-246-3433
Signature, Place and Date of Signing:
Erika Sharp,  Jacksonville, Florida May 19, 2010
Report type (check one only):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:
FORM 13F SUMMARY PAGE
Report Summary:
Number of other included Managers: 0
Form 13F information table entry total:	63
Form 13F information table value total:	77,033,858.77
List of Other Included Managers: 0
FORM 13F  INFORMATION TABLE


NAME OF ISSUER   		TYPE	CUSIP   	FMV		SHARES

BROWN FORMAN CORP CL B		com	115637209	3,924,116.15	66,007	bf.b	sole
SARA LEE CORP COM		com	803111103	3,349,343.13	240,441	sle	sole
COMCAST CORP CL A		com	20030N101	3,290,561.33	174,751	cmcs.a	sole
WILEY JOHN & SONS INC CL A	com	968223206	3,259,849.60	75,320	jw.a	sole
BARD C R INC COM		com	067383109	2,900,903.80	33,490	bcr	sole
TELEPHONE & DATA SYS COM	com	879433100	2,759,959.75	81,535	tds	sole
AUTOMATIC DATA PROCESSING INC	com	053015103	2,729,390.72	61,376	adp	sole
WEIS MKTS INC COM		com	948849104	2,632,464.00	72,400	wmk	sole
TOTAL SYS SVCS INC COM		com	891906109	2,587,188.60	165,210	tss	sole
COCA COLA CO			com	191216100	2,541,275.00	46,205	ko	sole
TRAVELERS GROUP INC COM		com	89417E109	2,481,240.00	46,000	trv	sole
NEWMONT MINING CORP COM		com	651639106	2,412,299.45	47,365	nem	sole
KRAFT FOODS INC CL A		com	50075N104	2,339,820.00	77,375	kft	sole
RENT A CTR INC NEW COM		com	76009N100	2,254,720.05	95,337	rcii	sole
PAN AMERICAN SILVER CP COM	com	697900108	2,125,748.75	91,825	paas	sole
INTERNATIONAL SPEEDWAY CO CL A	com	460335201	2,001,169.35	77,655	isca	sole
TELLABS INC			com	879664100	1,796,096.05	237,265	tlab	sole
OIL DRI CORP AMERICA		com	677864100	1,773,024.92	91,724	odc	sole
DELL INC COM			com	24702R101	1,681,714.30	111,965	dell	sole
BERKSHIRE HATHAWAY INC DEL CL B	com	084670702	1,664,003.25	20,475	brk.b	sole
BALDWIN AND LYONS INC CL B	com	057755209	1,433,644.08	59,512	bwin.b	sole
ENDO PHARMACEUTC HLDGS COM	com	29264F205	1,381,008.55	58,295	endp	sole
PROSHARES TR PSHS ULTSH 20YRS	com	74347R297	1,363,320.00	28,000	tbt	sole
CONSTELLATION BRANDS CL A	com	21036P108	1,251,577.20	76,130	stz	sole
PRESTIGE BRANDS HLDGS COM	com	74112D101	1,220,589.00	135,621	pbh	sole
PHARMACEUTICAL PROD COM		com	717124101	1,200,057.00	50,550	ppdi	sole
DUCOMMUN INC DEL COM		com	264147109	1,150,297.50	54,750	dco	sole
TIDEWATER INC COM		com	886423102	1,122,662.50	23,750	tdw	sole
PETSMART INC COM		com	716768106	1,035,344.20	32,395	petm	sole
MYLAN LABS INC COM		com	628530107	963,244.65	42,415	myl	sole
POTLATCH CORP NEW COM		com	737630103	924,390.24	26,381	pch	sole
COMMUNICATIONS SYS INC		com	203900105	795,104.49	61,493	jcs	sole
HEWLETT PACKARD CO COM		com	428236103	783,431.00	14,740	hpq	sole
MARKET VECTORs TR GOLD MINER 	etf	57060U100	710,560.00	16,000	gdx	sole
MOCON INC			com	607494101	706,767.75	64,545	moco	sole
JAKKS PAC INC COM		com	47012E106	705,796.80	53,960	jakk	sole
EXXON MOBIL CORP		com	30231G102	637,917.52	9,524	xom	sole
JOHNSON AND JOHNSON CO		com	478160104	635,439.20	9,746	jnj	sole
MIDAS GROUP INC COM		com	595626102	622,227.36	55,162	mds	sole
PROCTER AND GAMBLE CO		com	742718109	584,551.53	9,239	pg	sole
BROWN & BROWN INC COM		com	115236101	573,619.20	32,010	bro	sole
GENCOR INDS INC COM		com	368678108	550,638.20	74,210	genc	sole
PATRIOT TRANSN HLDG COM		com	70337B102	549,120.00	6,500	patr	sole
COLGATE PALMOLIVE CO		com	194162103	546,516.60	6,410	cl	sole
FRANKLIN RES INC COM		com	354613101	516,239.50	4,655	ben	sole
PRICE T ROWE GROUP INC COM	com	74144T108	477,414.45	8,685	trow	sole
PEPSICO INC			com	713448108	477,278.24	7,214	pep	sole
WAL MART STORES INC		com	931142103	452,028.00	8,130	wmt	sole
EPIQ SYS INC COM		com	26882d109	440,643.50	35,450	epiq	sole
MICROSOFT CORP			com	594918104	428,329.69	14,625	msft	sole
HOME DEPOT INC			com	437076102	414,888.75	12,825	hd	sole
WALT DISNEY CO COM		com	254687106	392,159.52	11,233	dis	sole
SPEEDWAY MOTORSPORTS COM	com	847788106	384,552.35	24,635	trk	sole
DOVER MOTORSPORTS INC COM	com	260174107	360,500.00	175,000	dvd	sole
RAYONIER INC COM		com	754907103	335,545.98	7,386	ryn	sole
QUEST DIAGNOSTICS INC COM	com	74834L100	305,731.05	5,245	dgx	sole
FPIC INS GROUP INC COM		com	302563101	244,179.77	9,007	fpic	sole
CENTRAL GARDEN&PET CO CL A	com	153527205	241,824.00	26,400	cent.a	sole
MAIDENFORM BRANDS INC COM	com	560305104	228,004.75	10,435	mfb	sole
JACKSONVILLE BANCORP COM	com	469249106	194,840.00	19,484	jaxb	sole
WEB COM GROUP INC COM		com	94733A104	73,471.45	13,481	wwww	sole
ENERGY CONVERSN DEVICE COM	ss	292659109	-246,645.00	-31,500	ener	sole
ARBITRON INC COM		ss	03875Q108	-639,840.00	-24,000	arb	sole